Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on the Consolidated Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ (59,000)	$ (231,000)	$ 0
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	0	0	0
Not Designated as Hedging Instrument | Other income (expense), net
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total gain (loss) recognized in earnings	$ (59,000)	$ (231,000)	$ 0